SUMMARY OF WARRANT AND STOCK OPTION ACTIVITY (Details) - $ / shares		12 Months Ended
		Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Equity [Abstract]
Number of Warrants, Outstanding, Beginning Balance		314,217,451	1,216,845,661
Weighted Average Exercise Price, Outstanding Beginning Balance		$ 0.114	$ 0.06
Weighted Average Remaining Years, Outstanding		1 year	1 year 11 months 12 days	2 years 4 months 17 days
Number of Warrants, Adjusted	[1]		66,750,000
Weighted Average Exercise Price, Adjusted	[1]		$ 0.011
Weighted Average Remaining Years, Adjusted	[1]		1 year 4 months 28 days
Number of Warrants, Issued			94,000,000
Weighted Average Exercise Price, Issued			$ 0.01
Weighted Average Remaining Years, Issued			4 years 8 months 8 days
Number of Warrants, Exercised			(108,378,210)
Weighted Average Exercise Price, Exercised			$ (0.011)
Weighted Average Remaining Years, Exercised			2 years 5 months 8 days
Number of Warrants, Forfeited and cancelled		(13,621,790)	(955,000,000)
Weighted Average Exercise Price,Forfeited and cancelled		$ (0.01)	$ (0.008)
Weighted Average Remaining Years, Forfieted and cancelled			1 year 3 months 29 days
Number of Warrants, Outstanding, Ending Balance		300,595,661	314,217,451	1,216,845,661
Weighted Average Exercise Price, Outstanding Ending Balance		$ 0.003	$ 0.114	$ 0.06

[1]	Required dilution adjustment per warrant agreement